Common Stock and Stockholders' Deficit - Fair Value Assumptions (Details) - Employee and Non-employee Stock Option - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum (as a percent)	53.70%	48.80%	48.80%	48.00%
Expected volatility, maximum (as a percent)	54.50%	53.40%	53.40%	50.80%
Expected term (years)	6 years 3 months 18 days	6 years	6 years	6 years
Risk-free interest rate (as a percent)	1.10%	0.60%	0.60%	1.90%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock per share (in USD per share)	$ 15.27	$ 12.06	$ 12.06	$ 7.75
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock per share (in USD per share)	$ 21.20	$ 12.28	$ 13.11	$ 12.40